Supplemental Schedules - Condensed Consolidating of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 220,391	$ 195,769	$ 151,921
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of settlements, net of taxes	2,636	2,846	3,151
Unrealized loss due to fair value adjustments on available-for-sale securities, net of taxes	(957)	2,507	(2,041)
Other comprehensive loss in equity method investments	(3,119)	676	2,386
Foreign currency translation adjustments, net of taxes	(125,512)	(68,997)	(47,699)
Total other comprehensive loss, net of tax	(126,952)	(62,968)	(44,203)
Total comprehensive income, net of tax	93,439	132,801	107,718
Comprehensive income attributable to noncontrolling interests	(1,821)	(1,374)	(1,996)
Comprehensive income attributable to Cinemark USA, Inc.	91,618	$ 131,427	$ 105,722
Restricted Subsidiaries
Net income	193,941
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of settlements, net of taxes	2,636
Unrealized loss due to fair value adjustments on available-for-sale securities, net of taxes	(957)
Other comprehensive loss in equity method investments	(33)
Foreign currency translation adjustments, net of taxes	(125,512)
Total other comprehensive loss, net of tax	(123,866)
Total comprehensive income, net of tax	70,075
Comprehensive income attributable to noncontrolling interests	(1,821)
Comprehensive income attributable to Cinemark USA, Inc.	68,254
Unrestricted Subsidiaries
Net income	26,450
Other comprehensive income (loss), net of tax
Other comprehensive loss in equity method investments	(3,086)
Total other comprehensive loss, net of tax	(3,086)
Total comprehensive income, net of tax	23,364
Comprehensive income attributable to Cinemark USA, Inc.	$ 23,364